Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management [Abstract]
Capital risk management
Details of the Company’s capital management accounts as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Total borrowings and debt securities	￦	69,724,581	80,529,513
Cash and cash equivalents		2,029,584	2,635,238

Net borrowings and debt securities		67,694,997	77,894,275

Total equity		70,666,846	65,311,849

Debt to equity ratio		95.79%	119.27%

Credit risk management
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Cash and cash equivalents	￦	2,029,584	2,635,238
Financial assets at fair value through profit or loss(*1)		1,808,404	932,736
Derivative assets (trading)		110,764	443,027
Financial assets at fair value through other comprehensive income (debt securities)		—	491
Financial assets at amortized cost		14,422	25,273
Loans		790,162	909,071
Long-term/short-term financial instruments		2,062,103	1,728,508
Derivative assets (applying hedge accounting)		55,649	204,756
Trade and other receivables		9,780,039	10,029,276
Financial guarantee contracts(*2)		3,224,696	3,718,015

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Sensitivity analysis of Defined benefit obligation
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2020 and 2021 are as follows:

			2020		2021
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	488,087	(425,708)	466,832	(407,554)
Discount rate	Increase (decrease) in defined benefit obligation		(443,527)	524,856	(422,290)	499,571
Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2020 and 2021 are ￦20,960 million and ￦25,649 million, respectively.

Changes in provisions due to movements in underlying assumptions
Changes in provisions due to movements in underlying assumptions as of December 31, 2020 and 2021 are as follows:

Type	Accounts	2020	2021
PCBs	Inflation rate	1.06%	1.37%
	Discount rate	1.83%	1.88%
Nuclear plants	Inflation rate	1.07%	1.41%
	Discount rate	2.20%	2.20%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

Sensitivity analysis of Provisions due to movements in underlying assumptions
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2020 and 2021 are as follows:

			2020		2021
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease

			In millions of won
Discount rate	PCBs	￦	(292)	293	(222)	223
	Nuclear plants		(326,926)	336,928	(369,540)	381,026
	Spent fuel		(51,558)	53,571	(51,430)	53,438
Inflation rate	PCBs		295	(294)	224	(224)
	Nuclear plants		357,676	(347,450)	403,420	(391,754)
	Spent fuel		54,345	(52,375)	54,210	(52,245)

Foreign currency risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2020 and 2021 are as follows:

	Assets		Liabilities
Type	2020	2021	2020	2021

	In thousands of foreign currencies
AED	39,678	6,481	31,594	31,637
AUD	133	3,733	707,538	926,960
BDT	93,442	50,145	—	577
BWP	890	939	—	—
EGP	—	—	948	595
CAD	247	582	1,840	2,266
CHF	—	—	500,406	500,230
CZK	—	—	2,033	386
EUR	310	1,809	121,069	42,981
GBP	—	—	43	—
HKD	—	—	1,651,839	1,651,665
IDR	342,496	768,731	555,241	995,510
INR	1,231,895	1,715,900	155,134	342,833
JOD	1,673	1,852	—	118
JPY	825,269	697,747	484,585	153,383
KZT	1,510	1,510	—	—
MGA	5,645,349	4,262,857	—	475,807
MMK	11,032	210,335	—	—
MYR	—	1,964	—	—
PHP	191,122	164,167	104,161	104,245
PKR	371,328	200,844	12,222	74,423
SAR	2,178	2,615	—	—
SEK	—	—	449,824	449,167
USD	1,445,522	1,381,441	12,234,563	12,023,085
UYU	78,265	90,930	1,585	3,097
VND	672,563	952,135	—	262,372
ZAR	303	31,971	—	—

Sensitivity analysis of Foreign currency risk
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2020 and 2021 are as follows:

		2020		2021
Type		10% Increase	10% Decrease	10% Increase	10% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(1,336,821)	1,336,821	(1,439,185)	1,439,185
Increase (decrease) of equity(*)		(1,336,821)	1,336,821	(1,439,185)	1,439,185

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Interest rate risk
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2020 and 2021 are as follows:

Type		2020	2021

		In millions of won
Short-term borrowings	￦	171,518	391,897
Long-term borrowings		2,191,322	2,405,244
Debt securities		250,968	257,667

	￦	2,613,808	3,054,808

Sensitivity analysis of Interest rate risk
A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2020 and 2021 are as follows:

		2020		2021
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(26,138)	26,138	(30,548)	30,548
Increase (decrease) of shareholder’s equity(*)		(26,138)	26,138	(30,548)	30,548

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Electricity rates risk
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2020 and 2021 is as follows:

		2020		2021
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	557,310	(557,310)	572,102	(572,102)
Increase (decrease) of shareholder’s equity(*)		557,310	(557,310)	572,102	(572,102)

(*)	The effect on the equity excluding the impact of income taxes.

Details of maturities of non-derivative financial liabilities
The expected maturities for non-derivative financial liabilities as of December 31, 2020 and 2021 in detail are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	12,413,346	10,919,041	24,778,020	34,215,888	82,326,295
Finance lease liabilities		614,442	569,161	1,564,377	2,461,557	5,209,537
Trade and other payables		5,679,856	373,907	894,903	1,167,171	8,115,837
Financial guarantee contracts(*)		926,244	348,860	26,230	1,923,362	3,224,696

	￦	19,633,888	12,210,969	27,263,530	39,767,978	98,876,365

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	15,833,589	11,229,657	28,663,693	36,223,543	91,950,482
Lease liabilities		620,121	636,724	1,521,421	2,150,722	4,928,988
Trade and other payables		7,569,869	777,017	725,231	667,304	9,739,421
Financial guarantee contracts(*)		435,729	—	3,105,599	176,687	3,718,015

	￦	24,459,308	12,643,398	34,015,944	39,218,256	110,336,906

(*)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2020 and 2021 are ￦66,354 million and ￦80,841 million, respectively.

The expected maturities for non-derivative financial assets
The expected maturities for non-derivative financial assets as of December 31, 2020 and 2021 in detail are as follows:

		2020
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,029,584	—	—	—	2,029,584
Financial assets at fair value through other comprehensive income		—	—	—	358,559	358,559
Financial assets at amortized cost		13,149	1,265	8	—	14,422
Loans		78,805	385,571	325,212	31,506	821,094
Long-term/short-term financial instruments		1,483,482	252,349	386	325,886	2,062,103
Financial assets at fair value through profit or loss		1,196,101	—	2,690	682,591	1,881,382
Trade and other receivables		7,920,005	1,160,400	704,494	—	9,784,899

	￦	12,721,126	1,799,585	1,032,790	1,398,542	16,952,043

		2021
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,635,238	—	—	—	2,635,238
Financial assets at fair value through other comprehensive income		—	—	—	435,107	435,107
Financial assets at amortized cost		15,422	9,840	11	—	25,273
Loans		88,396	443,146	407,584	—	939,126
Long-term/short-term financial instruments		1,278,014	171,636	286	278,572	1,728,508
Financial assets at fair value through profit or loss		360,833	346	3,130	668,555	1,032,864
Trade and other receivables		8,123,455	1,233,703	679,048	—	10,036,206

	￦	12,501,358	1,858,671	1,090,059	1,382,234	16,832,322

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contracts

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2020 and 2021 are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(12,777)	(22,827)	(118,704)	(4,380)	(158,688)
—Hedging		(37,858)	(39,528)	(75,450)	(55,208)	(208,044)

	￦	(50,635)	(62,355)	(194,154)	(59,588)	(366,732)

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		(6,628)	(4,954)	(33,635)	(2,291)	(47,508)
—Hedging		(2,555)	(638)	(1,914)	(23,704)	(28,811)

	￦	(9,183)	(5,592)	(35,549)	(25,995)	(76,319)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts
Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2020 and 2021 are as follows:

		2020
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		18,332	1,529	45,237	52,163	117,261
—Hedging		11,191	—	41,206	3,252	55,649

	￦	29,523	1,529	86,443	55,415	172,910

		2021
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		93,554	54,617	202,663	105,856	456,690
—Hedging		33,564	65,198	102,760	3,235	204,757

	￦	127,118	119,815	305,423	109,091	661,447

Fair value and book value of financial assets and liabilities	Fair value and book value of financial assets and liabilities as of December 31, 2020 and 2021 are as follows:

		2020		2021
Type		Book value	Fair value	Book value	Fair value

		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	358,559	358,559	435,107	435,107
Derivative assets (trading)		110,764	110,764	443,027	443,027
Derivative assets (applying hedge accounting)		55,649	55,649	204,756	204,756
Financial assets at fair value through profit or loss		1,881,382	1,881,382	1,032,864	1,032,864

	￦	2,406,354	2,406,354	2,115,754	2,115,754

Assets carried at amortized cost
Financial assets at amortized cost	￦	14,422	14,422	25,273	25,273
Loans and receivables		790,162	790,162	909,071	909,071
Trade and other receivables		9,780,039	9,780,039	10,029,276	10,029,276
Long-term financial instruments		578,621	578,621	450,494	450,494
Short-term financial instruments		1,483,482	1,483,482	1,278,014	1,278,014
Cash and cash equivalents		2,029,584	2,029,584	2,635,238	2,635,238

	￦	14,676,310	14,676,310	15,327,366	15,327,366

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	157,926	157,926	56,256	56,256
Derivative liabilities (applying hedge accounting)		207,193	207,193	21,775	21,775

	￦	365,119	365,119	78,031	78,031

Liabilities carried at amortized cost
Secured borrowings	￦	63,614	63,614	176,358	176,358
Unsecured bond		64,607,401	68,839,316	73,881,671	69,803,043
Lease liabilities		4,621,096	4,621,096	4,410,503	4,410,503
Unsecured borrowings		4,808,206	5,513,242	6,471,484	5,938,613
Trade and other payables(*)		8,115,837	8,115,837	9,739,421	9,739,421
Bank overdraft		245,360	245,360	—	—

	￦	82,461,514	87,398,465	94,679,437	90,067,938

(*)	Excludes lease liabilities.

Interest rates used for determining fair value
The discount
rates
used for calculating fair value as of December 31, 2020 and 2021 are as follows:

Type	2020	2021
Derivatives	(-) 0.73% ~ 3.08%	(-) 0.63% ~ 3.88%
Borrowings and debt securities	(-) 0.53% ~ 4.38%	(-) 0.30% ~ 4.38%
Finance lease	0.57% ~ 16.60%	0.00% ~ 16.83%

Fair value hierarchy
Fair values of financial instruments by hierarchy level as of December 31, 2020 and 2021 are as follows:

		2020
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	194,670	—	163,889	358,559
Derivative assets		—	166,413	—	166,413
Financial assets at fair value through profit or loss		—	1,875,690	5,692	1,881,382

	￦	194,670	2,042,103	169,581	2,406,354

Financial liabilities at fair value
Derivative liabilities	￦	—	365,119	—	365,119

		2021
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	273,826	—	161,281	435,107
Derivative assets		—	647,783	—	647,783
Financial assets at fair value through profit or loss		—	1,027,067	5,797	1,032,864

	￦	273,826	1,674,850	167,078	2,115,754

Financial liabilities at fair value
Derivative liabilities	￦	—	78,031	—	78,031

Changes of financial assets and liabilities which are classified as level 3

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2020 and 2021 are as follows:

		2020
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,156	359	—	623	(446)	—	5,692
Financial assets at fair value through other comprehensive income
Unlisted securities		177,968	2,900	—	(23,128)	(1)	6,150	163,889

		2021
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,692	—	—	105	—	—	5,797
Financial assets at fair value through other comprehensive income
Unlisted securities		163,889	8,929	—	(12,335)	(13)	320	160,790
Debt securities		—	500	—	—	—	(9)	491